Earnings (Loss) Per Share	12 Months Ended
Jun. 30, 2012
Earnings Per Share [Abstract]
Earnings (Loss) Per Share
19.	Earnings (Loss) Per Share

For the years ended December 31, 2009 and 2010, six months ended June 30, 2011, and the year ended June 30, 2012, all of the ordinary shares issuable upon exercising employee share options were not included in the calculation of dilutive earnings (loss) per share because the effect of inclusion would be anti-dilutive. Options to purchase 6,373,567, 5,934,200 and 7,839,867 ordinary shares were exercisable as at December 31, 2010, June 30, 2011 and 2012, respectively.